Note 7 - Leases (Tables)	12 Months Ended
Dec. 31, 2014
Leases, Operating [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ending December 31,	Office Lease
2015	36
2016	36
2017	36
2018	36
2019	36
2020 and thereafter	180
Total	360

Schedule of Future Minimum Time-Charter Receipts [Table Text Block]
Year ending December 31,	Time Charter receipts
2015	6,023
2016	6,039
2017	6,023
2018	3,267
Total	21,352